PROVISIONS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Additional provisions	€ 31,714
Other provisions	197,392	€ 215,227
Takata Airbag Inflators
Disclosure of other provisions [line items]
Other provisions	34,567
Cost Of Sales | Takata Airbag Inflators
Disclosure of other provisions [line items]
Additional provisions	€ 36,994